UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/07

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            02/01/08


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	88

Form 13F Information Table Value Total:	$609315
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     1699 40889.00 SH       SOLE                 40889.00
Adobe Systems Inc              COM              00724F101    10031 234750.00SH       SOLE                234750.00
Aflac Inc                      COM              001055102    21773 347650.00SH       SOLE                347650.00
Alliance Resource Partners     COM              01877R108      285  7850.00 SH       SOLE                  7850.00
Altria Group Inc               COM              02209S103      499  6598.00 SH       SOLE                  6598.00
American Int'l Group           COM              026874107      495  8498.00 SH       SOLE                  8498.00
Amphenol Corporation           COM              032095101      354  7625.00 SH       SOLE                  7625.00
Apache Corp                    COM              037411105    24770 230333.00SH       SOLE                230333.00
BP Amoco Plc Sponsored Adr     COM              055622104      268  3669.00 SH       SOLE                  3669.00
Bank of America Corp           COM              060505104    14143 342780.00SH       SOLE                342780.00
Berkshire Hills Bancorp        COM              084680107      489 18825.00 SH       SOLE                 18825.00
Boeing Co                      COM              097023105      234  2675.00 SH       SOLE                  2675.00
Bristol Myers Squibb           COM              110122108      597 22519.00 SH       SOLE                 22519.00
Canadian National Railway      COM              136375102     1441 30705.00 SH       SOLE                 30705.00
Chevron Corp                   COM              166764100      728  7800.00 SH       SOLE                  7800.00
Chittenden Corp                COM              170228100      957 26865.00 SH       SOLE                 26865.00
Cisco                          COM              17275R102    19644 725688.00SH       SOLE                725688.00
Citigroup Inc                  COM              172967101    15934 541238.00SH       SOLE                541238.00
Coca Cola Co                   COM              191216100    26980 439629.00SH       SOLE                439629.00
ConocoPhillips                 COM              20825C104    23208 262832.00SH       SOLE                262832.00
Costco Warehouse Corp          COM              22160K105    12533 179665.00SH       SOLE                179665.00
Dominion Resources Inc         COM              25746U109      293  6175.00 SH       SOLE                  6175.00
Dow Chemical Co                COM              260543103      311  7900.00 SH       SOLE                  7900.00
Duke Energy Corp               COM              26441C105      329 16334.00 SH       SOLE                 16334.00
Dupont                         COM              263534109      221  5020.00 SH       SOLE                  5020.00
EMC Corp                       COM              268648102    18886 1019237.00SH      SOLE               1019237.00
ExxonMobil Corp                COM              30231G102    33025 352497.00SH       SOLE                352497.00
General Dynamics Corp          COM              369550108      352  3955.00 SH       SOLE                  3955.00
General Electric               COM              369604103    28925 780286.00SH       SOLE                780286.00
Glaxosmithkline Adr            COM              37733W105     7374 146339.00SH       SOLE                146339.00
Golden Star Resources          COM              38119T104      101 31900.00 SH       SOLE                 31900.00
Google Inc-CL A                COM              38259P508    20360 29444.00 SH       SOLE                 29444.00
Hampden Bancorp, Inc           COM              40867E107      112 11200.00 SH       SOLE                 11200.00
IBM                            COM              459200101      701  6489.00 SH       SOLE                  6489.00
IShares Biotech                COM              464287556    21110 260034.00SH       SOLE                260034.00
Intel Corp                     COM              458140100     4670 175184.00SH       SOLE                175184.00
Intuit Inc                     COM              461202103    14575 461100.00SH       SOLE                461100.00
Jabil Circuit Inc              COM              466313103      158 10355.00 SH       SOLE                 10355.00
Johnson & Johnson              COM              478160104    26628 399219.00SH       SOLE                399219.00
Kinder Morgan Energy           COM              494550106      325  6025.00 SH       SOLE                  6025.00
Legend Mobile Inc              COM              524927100        0 25000.00 SH       SOLE                 25000.00
Maine & Maritime Corp          COM              560377103      249  7500.00 SH       SOLE                  7500.00
Manulife Financial Corp        COM              56501R106      538 13210.00 SH       SOLE                 13210.00
Marriott Intl Cl A             COM              571903202     9008 263551.00SH       SOLE                263551.00
McDonald's Corp                COM              580135101    15495 263020.00SH       SOLE                263020.00
Merck & Co Inc                 COM              589331107      346  5950.00 SH       SOLE                  5950.00
Microsoft Corp                 COM              594918104    20642 579832.00SH       SOLE                579832.00
Minnesota Mng & Mfg            COM              88579Y101    13446 159460.00SH       SOLE                159460.00
Monsanto                       COM              61166W101      212  1894.00 SH       SOLE                  1894.00
National Healthcare            COM              636328106        7 30000.00 SH       SOLE                 30000.00
Nokia Corp Sponsored ADR       COM              654902204    13496 351546.00SH       SOLE                351546.00
Northeast Utilities            COM              664397106      405 12943.00 SH       SOLE                 12943.00
Novartis Sponsored Adr         COM              66987V109    12303 226535.00SH       SOLE                226535.00
Nucor Corporation              COM              670346105     9491 160270.00SH       SOLE                160270.00
Occidental Petroleum Co        COM              674599105      246  3200.00 SH       SOLE                  3200.00
Oracle Corp                    COM              68389X105    20215 895263.00SH       SOLE                895263.00
Paychex Inc                    COM              704326107    12363 341325.00SH       SOLE                341325.00
Pengrowth Energy               COM              706902509      278 15650.00 SH       SOLE                 15650.00
Pfizer Inc                     COM              717081103      750 33003.00 SH       SOLE                 33003.00
Pinnacle West Cap              COM              723484101      251  5925.00 SH       SOLE                  5925.00
Pnc Finl Svcs Group            COM              693475105      312  4750.00 SH       SOLE                  4750.00
Procter & Gamble               COM              742718109    22762 310028.00SH       SOLE                310028.00
Progress Energy Inc            COM              743263105      331  6825.00 SH       SOLE                  6825.00
Progressive Corporation        COM              743315103     8133 424500.00SH       SOLE                424500.00
Republic Services, Inc.        COM              760759100      647 20639.00 SH       SOLE                 20639.00
Sirius Satellite Rad           COM              82966U103      110 36200.00 SH       SOLE                 36200.00
Southern Co                    COM              842587107     1227 31665.00 SH       SOLE                 31665.00
Southwest Airlines             COM              844741108     6048 495725.00SH       SOLE                495725.00
Spdr Tr Unit Ser 1             COM              78462F103    10669 72973.00 SH       SOLE                 72973.00
Staples Inc                    COM              855030102      405 17550.00 SH       SOLE                 17550.00
Suncor Energy                  COM              867229106     1484 13650.00 SH       SOLE                 13650.00
TCF Financial Corp             COM              872275102      245 13650.00 SH       SOLE                 13650.00
Target Corp                    COM              87612E106     6508 130160.00SH       SOLE                130160.00
Technology Sector              COM              81369Y803     4540 170300.00SH       SOLE                170300.00
Textron Inc                    COM              883203101      278  3900.00 SH       SOLE                  3900.00
Thomas & Betts Corp            COM              884315102     6712 136865.00SH       SOLE                136865.00
Toll Bros Inc                  COM              889478103      813 40520.00 SH       SOLE                 40520.00
UIL Holding Corp               COM              902748102      233  6300.00 SH       SOLE                  6300.00
Ultra Long NASDAQ 100          COM              74347R206      400  4028.00 SH       SOLE                  4028.00
United Parcel Svc Cl B         COM              911312106    14622 206755.00SH       SOLE                206755.00
United Technologies            COM              913017109     3196 41760.00 SH       SOLE                 41760.00
Verizon Communications         COM              92343V104      627 14354.00 SH       SOLE                 14354.00
Vista Gold                     COM              927926303      146 29076.00 SH       SOLE                 29076.00
WW Wrigley                     COM              982526105    18978 324140.00SH       SOLE                324140.00
Wal-Mart Stores Inc            COM              931142103     2692 56629.00 SH       SOLE                 56629.00
Waypoint Biomedical Holdings   COM              946755204        1 32000.00 SH       SOLE                 32000.00
Wells Fargo & Co               COM              949746101    11603 384325.00SH       SOLE                384325.00
Xcel Energy Inc                COM              98389B100      329 14575.00 SH       SOLE                 14575.00